Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Aug. 31, 2020
Entity Registrant Name	SCHWAB INVESTMENTS
Entity Central Index Key	0000869365
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 12, 2021
Document Effective Date	Apr. 12, 2021
Prospectus Date	Dec. 18, 2020
SCHWAB® HIGH YIELD MUNICIPAL BOND FUND | Schwab High Yield Municipal Bond Fund
Prospectus:
Trading Symbol	SWHYX